Restructuring and Other - Restructuring and Other (Details) (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Operating Lease, Impairment Loss				$ 12.8
Equipment Cost For Insurance Recoveries Amount				1.0	$ 8.4	$ 15.6
Development costs written off				5.8
Incremental compensation expense				49.2
Insurance recoveries	$ 2.0
Three Arts Entertainment
Restructuring Cost and Reserve [Line Items]
Incremental compensation expense		$ 49.2		$ 49.2
Fifty One Percent Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Equity method investment ownership percentage		51.00%		51.00%
Loss associated with theft			$ 16.6
Starz Business of Lions Gate Entertainment Corp
Restructuring Cost and Reserve [Line Items]
Equipment Cost For Insurance Recoveries Amount	1.1			$ 0.2	5.6	$ 6.5
Impairment charges incurred from inception of the plan till date	$ 300.0			$ 300.6
Gain loss on legal settlement					$ 11.0